Significant related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 10, 2024	Dec. 31, 2021	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Percentage of shares outstanding	30.00%
Paid amount	$ 3,876,047	$ 2,843,874
Percentage of interest acquired				6.00%
Provision for bad debt	478,558	0	$ 0
Interest income	2,342,071	567,190	$ 224,389
Lifezone Metals Limited
Disclosure of transactions between related parties [line items]
Paid amount	110,000	55,000
Lifezone Limited
Disclosure of transactions between related parties [line items]
Paid amount	0	19,583
Loan amount	$ 75,000	75,000
Percentage of interest acquired	100.00%
Kabanga Nickel Limited
Disclosure of transactions between related parties [line items]
Paid amount	$ 0	$ 19,583
Kelltech Limited | Convertible instruments
Disclosure of transactions between related parties [line items]
Percentage of interest acquired	50.00%
KTSA | Convertible instruments
Disclosure of transactions between related parties [line items]
Percentage of interest acquired	33.33%
Related Party
Disclosure of transactions between related parties [line items]
Loan amount					$ 375,000
Total outstanding amount	$ 75,000
Percentage of interest						3.00%
Interest income	$ 6,841